Voyage revenues: (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Voyage revenues (Table)
	Six months ended June 30,
	2025	2026

Time charters	$316,520	$396,442
Voyage charters	159,674	242,122
Pool revenues	1,864	—
	$478,058	$638,564